[CLIFFORD CHANCE LETTERHEAD]

July 16, 2007

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

Attention:	Larry Greene, Division of Investment Management
Mail Stop 0505

Re: Morgan Stanley Global Long/Short Fund P (the “Fund”)

Dear Mr. Greene:

I enclose the Fund’s registration statement on Form N-2, to be filed via EDGAR on or about the date hereof.

If you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ JEREMY SENDEROWICZ
Jeremy Senderowicz